Stock-based Compensation - Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation Related Costs [Abstract]
Number of Options, Outstanding beginning balance	12,851,154	12,123,519	8,728,814
Number of Options, Granted		10,670,275	5,859,500
Number of Options, Exercised	(750,085)	(4,389,931)	(518,436)
Number of Options, Forfeited	(741,690)	(4,313,139)	(1,811,569)
Number of Options, Expired		1,239,570	134,790
Number of Options, Outstanding ending balance	11,359,379	12,851,154	12,123,519	8,728,814
Number of Options, Unvested	7,657,698	10,254,894	8,730,620
Number of Options,Exercisable	3,701,681	2,596,260	3,392,899
Weighted Average Exercise Price, Outstanding beginning balance	$ 0.32	$ 0.24	$ 0.18
Weighted Average Exercise Price, Granted		0.34	0.31
Weighted Average Exercise Price, Exercised	0.28	0.21	0.06
Weighted Average Exercise Price, Forfeited	0.32	0.29	0.23
Weighted Average Exercise Price, Expired		0.21	0.06
Weighted Average Exercise Price, Outstanding ending balance	$ 0.33	0.32	0.24	$ 0.18
Weighted Average Exercise Price, Unvested		0.33	0.27
Weighted Average Exercise Price, Exercisable		$ 0.29	$ 0.17
Weighted Average Remaining Term, Granted		7 years 8 months 12 days	8 years 4 months 24 days
Weighted Average Remaining Term, Exercised	6 years 10 months 24 days	7 years	4 years 6 months
Weighted Average Remaining Term, Outstanding beginning balance	8 years 3 months 18 days	8 years 8 months 12 days	8 years 7 months 6 days	9 years 3 months 18 days
Weighted Average Remaining Term, Unvested		9 years 1 month 6 days	9 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	$ 75,492,454	$ 52,056,386	$ 792,366
Weighted Average Remaining Term, Exercisable		7 years	7 years 2 months 12 days
Aggregate Intrinsic Value, Unvested		$ 42,600,167	$ 328,486
Aggregate Intrinsic Value, Exercisable		$ 9,456,219	$ 463,879